Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit after tax	£ 1,119	£ 1,439	£ 1,181
Taxation charge	499	197	410
Net finance costs	207	2	7
Depreciation of property, plant and equipment and rights of use assets	180	174	215
Amortisation of intangible assets	107	94	90
Impairment and assets written off, net of reversals	143	1	88
Gain on sale of intangible assets, property, plant and equipment and businesses	(30)	(31)	(209)
Fair value adjustment from Pfizer Transaction			91
Other non-cash movements	24	(22)	100
Decrease in pension and other provisions	(43)	(36)	(27)
Changes in working capital:
(Increase)/decrease in inventories	(292)	(17)	130
(Increase)/decrease in trade receivables	(85)	14	18
Increase in trade payables	387	41	140
Net change in other receivables and payables	171	(190)	(273)
Taxation paid	(324)	(310)	(554)
Net cash inflow from operating activities	2,063	1,356	1,407
Cash flows from investing activities
Purchase of property, plant and equipment	(304)	(228)	(222)
Proceeds from sale of property, plant, and equipment		12	6
Purchase of intangible assets	(24)	(70)	(96)
Proceeds from sale of intangible assets	36	137	924
Purchase of business, net of cash acquired			20
Proceeds from sale of businesses			221
Loans to related parties	9,211
Proceeds from settlement of amounts invested with GSK finance companies	700	100	158
Interest received	19	16	19
Net cash (outflow)/inflow from investing activities	(8,784)	(33)	1,030
Cash flows from financing activities
Payment of lease liabilities	(45)	(38)	(44)
Interest paid	(163)	(15)	(19)
Dividends paid to shareholders	(2,682)	(1,148)	(2,371)
Distributions to non-controlling interests	(48)	(35)	(31)
Contribution from parent	18	4
Repayment of borrowings	(1,518)		(10)
Proceeds from short-term borrowings	11,004	8	38
Other financing cash flows	345	(12)
Net cash inflow/(outflow) from financing activities	6,911	(1,236)	(2,437)
Increase in cash and cash equivalents and bank overdrafts	190	87
Cash and cash equivalents and bank overdrafts at the beginning of the year	406	323	329
Exchange adjustments	15	(4)	(6)
Cash and cash equivalents and bank overdrafts at the end of the year	611	406	323
Cash and bank overdrafts at the end of year comprise:
Cash and cash equivalents	684	414	333
Overdrafts	(73)	(8)	(10)
Cash and bank overdrafts at end of year	£ 611	£ 406	£ 323